SCHEDULE OF LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2025		Jun. 30, 2024		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Profit or loss [abstract]
Net loss attributable to the owners of the company					$ (31,092)		$ (20,914)		$ (6,184)
Diluted loss per share	$ (209)	[1],[2]	$ (4)	[1],[2]	$ (7,120)	[3],[4]	$ (476,555)	[3],[4]	$ (515,191)	[3],[4],[5],[6]
Weighted average number of ordinary shares used in calculating basic loss per share	113	[2]	1	[2]	4,367		44		12
Weighted average number of ordinary shares used in calculating diluted loss per share	113	[2]	1	[2]	4,367		44		12
Net loss attributable to the owners of the Company	$ (23,638)		$ (10,693)		$ (31,092)		$ (20,914)
Basic loss per share	$ (209)	[1],[2]	$ (4)	[1],[2]	$ (7,120)	[3]	$ (476,555)	[3]	$ (515,191)	[3],[5]

[1]	Reclassification ** The share and per share information in these financial statements reflects the 1-for-75, 1-for-28.5, 1-for-4.1 and 1-for-7 reverse share splits became effective on July 15, 2024, January 15, 2025, June 16, 2025 and August 7, 2025, respectively, of the Company’s issued and outstanding Ordinary Shares (the “Reverse Stock Splits”) (see also Note 1.E – 1.H)
[2]	The share and per share information in these financial statements reflects the 1-for-75, 1-for-28.5, 1-for-4.1 and 1-for-7 reverse share splits became effective on, July 15, 2024, January 15, 2025, June 16, 2025 and August 7, 2025, respectively, of the Company’s issued and outstanding Ordinary Shares (the “Reverse Stock Splits”). see also notes 1.E – 1.H.
[3]	The share and per share information in these financial statements reflects the 1-for-22, 1-for-75, 1-for-28.5, 1-for-4.1 and 1-for-7 reverse share splits became effective on August 21, 2023, July 15, 2024, January 15, 2025, June 16, 2025, and August 7, 2025, respectively of the Company’s issued and outstanding Ordinary Shares (the “Reverse Stock Splits”). See also Notes 17.4, 1.F, 1.G, 28.13, and 28.14.
[4]	The share and per share information in these financial statements reflects the 1-for-22, 1-for-75, 1-for-28.5, 1-for-4.1 and 1-for-7 reverse share splits became effective on August 21, 2023, July 15, 2024, January 15, 2025, June 16, 2025 and August 7, 2025, respectively, of the Company’s issued and outstanding Ordinary Shares (the “Reverse Stock Splits”). See also notes 17.4, 1.F, 1.G, 28.13 and 28.14.
[5]	Restated as a result of the SPAC transaction and after giving effect to the Reverse Stock Splits. See also Note 1.B.
[6]	Restated as a result of the SPAC transaction and after giving effect to the Reverse Stock Splits. See also note 1.B.